COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) (USD $)	1 Months Ended	12 Months Ended
	Oct. 25, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2002
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Royalty rate		3.50%
Royalties, maximum percentage of grants received		100.00%
Royalty expense		$ 178,000	$ 68,000	$ 0
Minimum amount of products to be purchased					300,000
Purchase committment, period, years					2.5
Accrued royalties		1,100,000
Accrued royalties to a third party		55,000
Performance guarantees		5,986,000	8,491,000
Long-term Purchase Commitment [Line Items]
Restricted deposit		2,460,000	2,299,000
Arbitration award	2,500
Arbitration recorded income	2,300
Africa Project [Member]
Long-term Purchase Commitment [Line Items]
Original restricted deposit		4,280,000
Restricted deposit		$ 2,140,000
Restricted deposits, average interest rate		1.50%